Other (losses) / income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
Exchange (loss), net | $	$ 7		$ (46)		$ (75)
Rental income | $	51		32		80
Total | $	$ 58		$ (14)		$ 5
ZHEJIANG TIANLAN
(Loss) on disposal of property, plant and equipment		¥ 0		¥ 0		¥ (15)
Subsidy income		5,537		2,262		3,360
Sales of scrapped materials		0		37		3
Investment income		1,661		(405)		412
Others		1,363		(7)		(304)
Other income, net		8,561		1,887		3,456
Bad debts written off		13,946		0		0
Impairment loss on property, plant and equipment		33,500		0		0
Other losses, net		47,446		0		0
Total		¥ (38,885)		¥ 1,887		¥ 3,456